Shareholder Report, Average Annual Return (Details) 192134_The Brinsmere Fund - Growth ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	33 Months Ended
	Mar. 31, 2026	Sep. 30, 2026	Sep. 30, 2026
The Brinsmere Fund Growth - ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund Growth - ETF NAV
Average Annual Return, Percent		16.25%	10.97%
S&P 500 TR. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		17.80%	16.58%
S&P Target Risk Growth Index (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index (TR)
Average Annual Return, Percent		14.87%	11.86%